INCOME TAXES (Table)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2015	2016

Current deferred tax assets:
Accrued payroll	$2,650	$2,730
Accrued expenses	69	88
Accrued inventory provision	369	382
Less: Valuation allowance	(3,088)	(3,200)

Current deferred tax assets, net	—	—

Non-current deferred tax asset:
Net operating loss carry forwards	16,232	16,618
Less: Valuation allowance	(16,232)	(16,618)

Non-current deferred tax asset, net	—	—

Total deferred tax asset, net	$—	$—

Schedule of movement of valuation allowance
	As of December 31,
	2015	2016

Balance at beginning of the period	$13,707	$19,320
Additions	5,993	498
Reversals	(380)	—

Balance at end of the period	$19,320	$19,818

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes

	Years ended December 31,
	2014	2015	2016

Loss before provision of income tax	$(29,917)	$(39,324)	$(8,686)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(7,479)	(9,831)	(2,172)
Non-deductible expenses	92	8	20
Effect of income tax holiday and preferential tax rates	(76)	(25)	(11)
Utilisation of tax loss previously not recognized	—	(298)	(124)
Effect of income tax rate differences in jurisdictions other than the PRC	2,468	4,582	1,843
Changes in valuation allowances	5,065	5,613	498

Income tax expense	$70	$49	$54